Performance Management	Sep. 30, 2025
FRANKLIN DYNATECH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	35.05%
Worst Quarter:	2022, Q2	-24.01%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN DYNATECH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.12%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		11.95%	7.25%	16.03%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		9.29%	6.66%	15.48%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.00%	5.69%	13.54%
Class C | Average Annual Return, Percent		16.57%	7.65%	15.82%
Class R | Average Annual Return, Percent		18.16%	8.19%	16.40%
Class R6 | Average Annual Return, Percent		18.85%	8.84%	17.12%
Advisor Class | Average Annual Return, Percent		18.76%	8.74%	16.98%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN DYNATECH FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.01%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The third index in the table below shows how the Fund`s performance compares to a group of securities that reflect the Fund's growth style bias.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	23.86%
Worst Quarter:	2022, Q2	-18.47%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.12%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		8.92%	8.38%	13.11%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		5.68%	6.09%	11.35%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.62%	6.25%	10.58%
Class C | Average Annual Return, Percent		13.43%	8.79%	12.91%
Class R | Average Annual Return, Percent		14.97%	9.34%	13.48%
Class R6 | Average Annual Return, Percent		15.62%	9.97%	14.16%
Advisor Class | Average Annual Return, Percent		15.54%	9.88%	14.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN GROWTH FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The third index in the table below shows how the Fund‘s performance compares to groups of securities that align with the Fund’s expected exposure to income producing equity and debt securities.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	11.62%
Worst Quarter:	2020, Q1	-16.02%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN INCOME FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		10.07%	5.72%	7.28%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		7.96%	6.84%	7.06%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		5.71%	4.64%	4.93%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.84%	4.41%	4.65%
Class A1 | Average Annual Return, Percent		8.12%	6.94%	7.20%
Class C | Average Annual Return, Percent		10.43%	7.24%	7.06%
Class R | Average Annual Return, Percent		11.71%	7.37%	7.23%
Class R6 | Average Annual Return, Percent		12.47%	8.07%	7.88%
Advisor Class | Average Annual Return, Percent		12.02%	7.88%	7.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN INCOME FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	6.57%
Worst Quarter:	2022, Q3	-5.00%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN U.S. GOVERNMENT SECURITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Index
Bloomberg U.S. Aggregate Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Government - Intermediate Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government - Intermediate Index
Bloomberg U.S. Government - Intermediate Index | Average Annual Return, Percent		6.50%	0.64%	1.76%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		2.91%	(1.16%)	0.44%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		1.52%	(2.32%)	(0.76%)
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.70%	(1.37%)	(0.18%)
Class A1 | Average Annual Return, Percent		3.11%	(1.07%)	0.50%
Class C | Average Annual Return, Percent		5.53%	(0.79%)	0.40%
Class R | Average Annual Return, Percent		6.65%	(0.65%)	0.55%
Class R6 | Average Annual Return, Percent		7.25%	(0.05%)	1.17%
Advisor Class | Average Annual Return, Percent		7.15%	(0.16%)	1.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN U.S. GOVERNMENT SECURITIES FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.00%)
Lowest Quarterly Return, Date	Sep. 30, 2022
FRANKLIN UTILITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2024, Q3	18.20%
Worst Quarter:	2020, Q1	-14.80%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN UTILITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
S&P 500® Utilities Index | Average Annual Return, Label [Optional Text]	S&P 500® Utilities Index
S&P 500® Utilities Index | Average Annual Return, Percent		16.04%	9.73%	10.61%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.43%	14.82%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		10.71%	9.93%	10.29%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		8.69%	8.31%	8.76%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.74%	7.62%	8.08%
Class A1 | Average Annual Return, Percent		10.80%	10.05%	10.38%
Class C | Average Annual Return, Percent		13.54%	10.34%	10.25%
Class R | Average Annual Return, Percent		14.73%	10.50%	10.42%
Class R6 | Average Annual Return, Percent		15.37%	11.11%	11.05%
Advisor Class | Average Annual Return, Percent		15.30%	11.06%	10.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN UTILITIES FUND | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.20%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020